IMPAIRMENT TESTS (Schedule of Goodwill Impairment Assumptions) (Details)	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Terminal growth rate	1.00%
After-tax discount rate	7.00%
Pre-tax discount rate	8.50%
Annual goodwill impairment tests in the fixed-line segment [Member]
Disclosure of information for cash-generating units [line items]
Terminal growth rate	1.00%	1.00%		1.00%
After-tax discount rate	7.00%	7.50%		8.00%
Pre-tax discount rate	8.50%	9.00%		9.60%
Interim impairment tests of non-financial assets [Member]
Disclosure of information for cash-generating units [line items]
Terminal growth rate			1.00%
After-tax discount rate			8.25%
Pre-tax discount rate			9.90%